Document and Entity Information	Mar. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	ACTIVE ASSETS TAX FREE TRUST
Central Index Key	0000351881
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Oct. 30, 2015
ACTIVE ASSETS TAX FREE TRUST | ACTIVE ASSETS TAX FREE TRUST
Prospectus:
Trading Symbol	aatxx
ACTIVE ASSETS MONEY TRUST | ACTIVE ASSETS MONEY TRUST
Prospectus:
Trading Symbol	aamxx
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	aagxx
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Prospectus:
Trading Symbol	aacxx